Schedule of Notes Payable Related Parties (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Notes payable related party, non-current	$ 988,672	$ 965,211
Related Party [Member]
Short-Term Debt [Line Items]
Notes payable related party, current	988,672	965,211
Notes Payable One [Member]
Short-Term Debt [Line Items]
Notes payable related party, current		2,356
Notes Payable Two [Member]
Short-Term Debt [Line Items]
Notes payable related party, current	29,090	27,577
Notes Payable Three [Member]
Short-Term Debt [Line Items]
Notes payable related party, current	534,448	534,544
Notes Payable Four [Member]
Short-Term Debt [Line Items]
Notes payable related party, current	124,800	118,400
Notes Payable Five [Member]
Short-Term Debt [Line Items]
Notes payable related party, current	$ 30,334	$ 282,334